Consolidated statement of financial position - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 5,082,308	$ 7,075,758
Trade and other receivables, net	4,819,092	5,700,334
Inventories, net	5,053,960	5,658,099
Other financial assets	2,194,651	1,624,018
Current tax assets	3,976,295	1,518,807
Other assets	1,664,036	1,778,978
Current assets subtotal	22,790,342	23,355,994
Assets held for sale	44,032	8,467
Total current assets	22,834,374	23,364,461
Non-current assets
Investment in associates and joint ventures	3,174,628	3,245,072
Trade and other receivables, net	676,607	786,796
Property, plant and equipment	66,508,338	64,214,822
Natural and environmental resources	31,934,159	29,072,798
Right-of-use assets	377,886	456,225
Intangible assets	555,043	483,098
Non-current tax assets	8,071,733	6,809,347
Other financial assets	877,008	3,355,274
Goodwill	1,594,279	1,159,922
Other assets	1,090,114	942,481
Total non-current assets	114,859,795	110,525,835
Total assets	137,694,169	133,890,296
Current liabilities
Loans and borrowings	4,923,346	5,012,173
Trade and other payables	8,449,041	10,689,246
Provisions for employee benefits	2,022,137	1,929,087
Current tax liabilities	1,243,883	2,570,779
Accrued liabilities and provisions	1,221,109	789,297
Other liabilities	391,771	751,717
Current liabilities sub total	18,251,287	21,742,299
Liabilities related to non-current assets held for sale	31,156	0
Total current liabilities	18,282,443	21,742,299
Non-current liabilities
Loans and borrowings	41,808,408	33,226,966
Trade and other payables	21,064	24,445
Provisions for employee benefits	10,401,530	9,551,977
Non current tax liabilities	1,866,054	1,399,374
Accrued liabilities and provisions	11,206,621	9,128,991
Other liabilities	608,686	584,616
Total non-current liabilities	65,912,363	53,916,369
Total liabilities	84,194,806	75,658,668
Equity
Subscribed and paid in capital	25,040,067	25,040,067
Additional paid in capital	6,607,699	6,607,699
Reserves	9,635,136	3,784,658
Other comprehensive income	7,947,062	6,646,660
Retained earnings	669,900	12,334,706
Equity attributable to owners of parent	49,899,864	54,413,790
Non-controlling interest	3,599,499	3,817,838
Total equity	53,499,363	58,231,628
Total liabilities and equity	$ 137,694,169	$ 133,890,296